UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Baa3	$261,724
230	5.125%, 1/01/37	1/15 at 100.00	Baa3	232,916
45	New Jersey Economic Development Authority, General Motors Corporation, Series 1984,	No Opt. Call	B–	44,957
	5.350%, 4/01/09

535	Total Consumer Discretionary			539,597

	Consumer Staples – 2.6% (1.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,345	4.750%, 6/01/34	6/17 at 100.00	BBB	1,269,505
1,300	5.000%, 6/01/41	6/17 at 100.00	BBB	1,269,320

2,645	Total Consumer Staples			2,538,825

	Education and Civic Organizations – 16.9% (11.6% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	267,943
	Series 2004C, 5.500%, 7/01/23
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	410,060
	5.000%, 7/01/30 – MBIA Insured
750	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	807,510
	2004L, 5.125%, 7/01/21 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	1,030,838
	2006, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	7/11 at 100.00	AAA	1,057,390
	Technology, Series 2001G, 5.250%, 7/01/18 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	AAA	1,064,690
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	AAA	1,559,175
	5.000%, 7/01/31 – FGIC Insured
650	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2006G,	7/16 at 100.00	AAA	650,689
	4.500%, 7/01/31 – MBIA Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	679,959
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	312,552
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AAA	211,922
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	3,937,999
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	AAA	1,655,264
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,069,160
500	5.250%, 9/01/31	9/11 at 100.00	BBB	516,475
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	527,175
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31

16,055	Total Education and Civic Organizations			16,758,801

	Energy – 1.1% (0.8% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,127,260
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 2.0% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	864,603
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/08 at 100.00	Ba1	258,553
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	832,973
	Project, Series 2002, 5.750%, 10/01/21

1,850	Total Financials			1,956,129

	Health Care – 16.9% (11.6% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	332,968
	2004A, 5.750%, 2/15/34
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa1	1,590,690
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	137,446
	Hospital, Series 2005A, 5.500%, 7/01/36
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	416,664
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	187,801
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,692,850
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	795,128
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,180,510
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	627,751
	Care System, Series 2006A, 5.000%, 7/01/29
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	1,037,620
	Series 2003, 5.500%, 7/01/33
665	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	Baa1	688,109
	System, Series 2006, 5.000%, 7/01/36
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	899,105
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	551,510
	Obligated Group, Series 2000, 7.500%, 7/01/30
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	7/09 at 101.00	A2	2,587,925
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
40	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	40,956
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27

15,930	Total Health Care			16,767,033

	Industrials – 0.4% (0.2% of Total Investments)
310	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	331,812
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 3.1% (2.1% of Total Investments)
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	270,565
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
880	New Jersey Economic Development Authority, Retirement Community Revenue Bonds, Seabrook	11/16 at 100.00	N/R	888,888
	Village, Series 2006, 5.250%, 11/15/36
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,093,610
335	5.500%, 6/01/31	6/11 at 102.00	A–	356,249
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	494,990
	Obligated Group, Series 1998, 5.125%, 7/01/25

2,965	Total Long-Term Care			3,104,302

	Tax Obligation/General – 2.5% (1.7% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	1,074,150
	AMBAC Insured
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	7/11 at 100.00	AAA	1,424,493
	FSA Insured

2,350	Total Tax Obligation/General			2,498,643

	Tax Obligation/Limited – 25.7% (17.6% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	670,992
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,865,667
	5.000%, 12/01/18 – MBIA Insured
1,500	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,626,135
	2005A, 5.000%, 9/01/16 – FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AAA	1,211,298
	2004, 5.250%, 1/01/16 – AMBAC Insured
500	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	533,545
	12/15/12 – FSA Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	702,324
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	905,318
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,055	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A,	9/15 at 100.00	AAA	1,127,025
	5.000%, 9/01/20 – MBIA Insured
1,200	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	1,291,224
	5.750%, 6/15/34
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	1,309,728
	2004A, 5.250%, 7/01/15 – MBIA Insured
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	570,491
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	992,729
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	1,483,622
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,107,780
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	1,071,000
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	379,131
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	658,519
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	1,473,992
	5.500%, 12/15/16 – MBIA Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,367,808
	5.000%, 6/15/19 – FSA Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,490,411
	5.500%, 12/15/22
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	1,767,480
	0.000%, 12/15/34 – FSA Insured
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	406,956
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	AA	1,543,860
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

27,930	Total Tax Obligation/Limited			25,557,035

	Transportation – 24.4% (16.7% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	1,060,220
1,000	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	1,060,220
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	529,425
1,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	1,057,490
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	964,917
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
180	6.500%, 1/01/16	No Opt. Call	A	206,959
50	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	57,752
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	3,195,930
1,195	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	1,259,650
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth	7/07 at 101.00	AAA	2,022,440
	Series 1997, 5.375%, 1/15/32 – MBIA Insured
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	525,650
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	3,564,225
	Series 2000, 5.500%, 10/15/35 – MBIA Insured (Alternative Minimum Tax)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	5,159,199
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/09 at 101.00	AAA	3,572,847
	1999, 5.125%, 11/01/22 – AMBAC Insured

23,260	Total Transportation			24,236,924

	U.S. Guaranteed – 25.0% (17.1% of Total Investments) (4)
900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	11/13 at 100.00	AAA	968,625
	Series 2003A, 5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
1,630	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds,	8/10 at 100.00	AAA	1,688,745
	Series 2001, 4.750%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,522,808
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	1,083,780
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,200	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,304,220
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,086,850
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	565,162
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AAA	675,206
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1 (4)	1,481,828
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	1,097,520
	5.500%, 6/15/17 (Pre-refunded 6/15/13)
1,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	1,108,261
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	150,586
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	23,167
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,048,307
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	408,143
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,604,970
	5.500%, 10/01/40
	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001:
2,150	5.250%, 7/01/27 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	2,288,181
1,000	5.125%, 7/01/30 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	1,059,380
895	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	958,160
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,240	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,399,130
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,281,915

22,985	Total U.S. Guaranteed			24,804,944

	Utilities – 1.8% (1.2% of Total Investments)
1,030	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/07 at 100.00	Baa3	1,044,358
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	769,515
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

1,780	Total Utilities			1,813,873

	Water and Sewer – 23.2% (15.9% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	246,816
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/08 at 102.00	Aaa	4,784,431
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/08 at 102.00	AAA	7,195,999
	Company, Series 1998, 5.350%, 2/01/38 – MBIA Insured (Alternative Minimum Tax)
2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/08 at 101.00	AAA	2,823,119
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Aaa	7,943,282
	0.000%, 8/01/23 – MBIA Insured

30,475	Total Water and Sewer			22,993,647

$ 150,070	Total Investments (cost $139,174,083) – 146.1%			145,028,825

	Other Assets Less Liabilities – 2.3%			2,222,335

	Preferred Shares, at Liquidation Value – (48.4)%			(48,000,000)

	Net Assets Applicable to Common Shares – 100%			$99,251,160

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $139,140,389.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$6,034,906
Depreciation	(146,470)

Net unrealized appreciation (depreciation) of investments	$5,888,436

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.